Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Adjusted EBITDA (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
NET INCOME	₱ 26,676	₱ 24,580	₱ 22,786
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	52,169	47,480	39,656
Financing costs – net	10,414	10,086	8,553
Provision for (benefit from) income tax	7,478	8,441	9,550
Foreign exchange losses (gains) – net (Notes 5 and 28)	3,890	(1,488)	(424)
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496	758
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	1,101	2,328	1,535
Impairment of property and equipment (Notes 5 and 9)	148
Interest income (Note 5)	(656)	(1,210)	(1,745)
Losses (gains) on derivative financial instruments – net (Notes 5 and 28)	(1,400)	378	284
Other income – net	(6,742)	(6,933)	(1,138)
Gains on dilution of shares (Notes 5 and 11)	(826)	(394)
Gains on sale of property and equipment (Note 5)	(884)	(3,369)	(88)
Gain on debt modification (Note 5)	(1,372)
Reversal of provisions (Note 5)	(2,594)	(2,679)	(999)
Others	(1,066)	(491)	(51)
Total adjustments	69,224	61,578	57,029
Consolidated Adjusted EBITDA	₱ 95,900	₱ 86,158	₱ 79,815